Shareholder Fees {- Fidelity Managed Retirement Income Fund}	Jul. 13, 2021 USD ($)
07.31 Fidelity Managed Retirement Funds K6 Combo PRO-04 | Fidelity Managed Retirement Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none